PROPERTY AND EQUIPMENT (Tables)	9 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

A summary of property and equipment is as follows:

	Useful	December 31,	March 31,
	Life	2023	2023

Computer and office equipment	5-7 years	$404,000	$497,000
Furniture and fixtures	7 years	107,000	111,000
Warehouse equipment	7 years	-	251,000
Molds and tooling	3-5 years	2,228,000	2,160,000
		2,739,000	3,019,000
Less: Accumulated depreciation		2,335,000	2,386,000
		$404,000	$633,000